Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 3,724	$ 1,183
Prepayments and other receivables	145	223
Taxation receivable	32	3,793
Related party receivables	3,607	2,138
Total current assets	7,508	7,337
Non – Current Assets:
Property and equipment, net	16	10
Right of use asset	171	283
Investment in related party	3,589	4,554
Total non-current assets	3,776	4,847
Total assets	11,284	12,184
Current liabilities:
Accounts payable and accrued expenses	7,230	6,387
Lease Liability	106	138
Other liabilities	12	14
Total current liabilities	7,348	6,539
Lease Liability (Non-Current)		109
Total liabilities	7,348	6,648
Shareholders’ Equity:
Called up share capital (111,462,617 shares are issued and outstanding; 2023:103,087,744)	111	103
Share premium	23,105	16,492
Share based payment reserve – Options	7,626	6,905
Share based payment reserve – warrants	25
Merger relief reserve	118,697	118,697
Treasury shares		(1,574)
RSU reserve	910
Shares to be issued reserve		225
Translation reserve	(1,707)	(1,636)
Retained earnings	(144,831)	(133,676)
Total shareholders’ equity	3,936	5,536
Total liabilities and shareholders’ equity	$ 11,284	$ 12,184